Deferred Share Units	9 Months Ended
Aug. 31, 2018
Deferred Compensation Arrangements Disclosure [Abstract]
Deferred Share Units

Effective May 28, 2010, the Company’s shareholders approved a Deferred Share Unit (“DSU”) Plan to grant DSUs to its non-management directors and reserved a maximum of 11,000 common shares for issuance under the plan. The DSU Plan permits certain non-management directors to defer receipt of all or a portion of their board fees until termination of the board service and to receive such fees in the form of common shares at that time. A DSU is a unit equivalent in value to one common share of the Company based on the trading price of the Company's common shares on the TSX.

Upon termination of board service, the director will be able to redeem DSUs based upon the then market price of the Company's common shares on the date of redemption in exchange for any combination of cash or common shares as the Company may determine.

During the three and nine months ended August 31, 2018, one non-management board member elected to receive director fees in the form of DSUs under the Company’s DSU Plan. As at August 31, 2018, 10,279 DSUs are outstanding and 721 DSUs are available for grant under the DSU Plan. The Company recorded the following amounts related to DSUs for each of the three and nine months ended August 31, 2018 and three and nine months ended August 31, 2017 in additional paid in capital and accrued the following amounts as at August 31, 2018 and August 31, 2017:

	Three months ended				Nine months ended
	August 31, 2018		August 31, 2017		August 31, 2018		August 31, 2017
	$	shares	$	shares	$	shares	$	shares

Additional paid in capital	-	-	7,222	372	7,565	866	22,577	920
Accrued liability	-	-	7,778	818	-	-	7,778	818